21) Financial assets at fair value through other comprehensive income (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020		Dec. 31, 2019
Maturity
Due within one year	R$ 59,892,379		R$ 33,247,822
From 1 to 5 years	67,388,842		101,397,630
From 5 to 10 years	15,784,368		22,423,476
Over 10 years	27,534,782		23,197,955
No stated maturity	15,241,604		12,183,127
Financial assets at fair value through other comprehensive income	185,841,975	[1]	192,450,010
Amortized cost [member]
Maturity
Due within one year	60,234,322		33,240,423
From 1 to 5 years	64,073,593		97,066,063
From 5 to 10 years	14,913,201		21,003,150
Over 10 years	22,257,548		17,272,504
No stated maturity	12,834,801		11,174,942
Financial assets at fair value through other comprehensive income	R$ 174,313,465	[1]	R$ 179,757,082

[1]	In June 2020, Management decided to reclassify the Securities measured at fair value through other comprehensive income to be measured at amortized cost, in the amount of R$20,009,471 thousand. This reclassification was the result of the alignment of risk and capital management. Without considering this reclassification of the securities it would have been recognized in other comprehensive income fair value changes in the amount of R$1,794,263 thousand.